REVENUE - Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 43,510	$ 0
Gold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,726
Silver [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23,784
Customer A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35,117
Customer B [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8,393